Morgan Stanley Prime Income Trust
LETTER TO SHAREHOLDERS / / MARCH 31, 2002

Dear Shareholder:
The six months ended March 31, 2002, began with the economy reeling from the aftershocks of September 11 and finished with substantial evidence of a recovery in progress. The September terrorist attacks came at a time when the economy had already been weakening for some time. The attacks caused a seizure in activity and a sharp drop in confidence, prompting most analysts to agree that the economy was in recession. America rose to the occasion as the Federal Reserve Board swiftly provided additional monetary stimulus and the president and Congress put recovery plans in place. These stimuli were in addition to an already accommodative monetary policy, tax rebates and anticipated tax reductions that had been signed into law. By the end of 2001, the first evidence was appearing to suggest that a recovery was in the works. By the end of March, progress seemed clear.

As the Federal Reserve aggressively cut interest rates throughout 2001, the three-month London Interbank Offered Rate (LIBOR), a benchmark rate utilized in pricing senior floating-rate loans, declined from 6.37 percent in January 2001 to 2.50 percent in September. Following the September attacks, the three-month LIBOR declined to a low of 1.71 percent before climbing back slowly to 2.03 percent. Although it is anticipated that oil price volatility could postpone any dramatic Fed tightening, short-term interest rates have continued to climb in 2002, albeit at a slow pace.

Loan Syndication Overview
The senior-loan market benefited from a more-positive economic outlook as well as improvement in the capital markets. Although senior loans continued to suffer from the uncertainty and illiquidity that followed the terrorist attacks, it appears that there was a bottoming in November. The senior-loan market has since stabilized and is now beginning to exhibit signs of longer-term health as asset valuations improve. Catalysts to the rebound have been an improving high-yield market, lower default rates in the domestic corporate debt markets and consensus that the Fed will raise interest rates during the second half of 2002.

New-issue volume for leveraged financing was anemic during the fourth quarter of 2001. However, new-issue volume increased significantly during the first three months of 2002, with new senior-loan issuance increasing nearly 112 percent over fourth-quarter 2001 levels. An estimated $8.4 billion of new issuance in the high-yield market was to refinance leveraged loans. Most of the primary deals have been the result of issuers extending maturities and fixing interest rates at levels not seen in decades.

Although default rates remained high during calendar 2001, peaking at close to 10 percent by year-end, they appear to have plateaued just below that level. An improved economic environment and lower interest costs have helped leveraged companies to regain some strength. We believe that in the months ahead the corporate credit outlook will continue to improve as the economic recovery takes hold.

Morgan Stanley Prime Income Trust
LETTER TO SHAREHOLDERS / / MARCH 31, 2002 CONTINUED

Performance and Portfolio Strategy
For the six-month period ended March 31, 2002, Morgan Stanley Prime Income Trust returned 1.40 percent. The Trust's net asset value declined from $8.62 to $8.51 per share during this period. Some of the Trust's decline was offset by the income generated by the portfolio. As of March 31, 2002, the Trust's annual distribution rate was 4.89 percent. The Trust's income level was affected by the Federal Reserve's continued easing of monetary policy following September 11.

The Trust seeks to provide a high level of current income consistent with the preservation of capital by investing its assets primarily in senior loans, which generally pay interest at rates that float or are reset at a margin above a generally recognized base lending rate, such as LIBOR or other base lending rates used by commercial lenders. As mentioned, LIBOR declined to a low of 1.71 percent during the period under review and have been slow to recover to the 2.50 percent level of September 2001.

The Trust continues to place a premium on strict credit analysis when evaluating potential investments for the portfolio. The Trust seeks investments in industries and issuers with strong asset coverage, justified market positions and sufficient liquidity as well as strong overall capital structures. We believe that this approach has enabled the Trust to identify value in the distressed market that emerged from the recent weak economic environment. We believe that a well-diversified portfolio will provide the best value for investors. On March 31, 2002, the Trust had exposure to approximately 191 issuers across more than 71 industries.

Looking Ahead
We anticipate continued economic growth and earnings improvement for the remainder of 2002, although perhaps at rates not as strong those observed in the first quarter. However, we are optimistic that the United States is experiencing a sustainable economic recovery and that inflation will remain in check. This scenario should be positive for the senior-loan asset class and allow issuers to continue to improve their balance sheets in a lower interest-rate environment.

Our long-term outlook for the senior loan asset class is positive. Corporate earnings have exhibited steady improvement and corporate default rates seem, in our view, to have peaked. We believe that the Federal Reserve's strategy will begin to favor tighter monetary policy, which should result in higher interest rates on senior loans. This scenario would likely benefit shareholders of senior-loan mutual funds. Furthermore, positive credit events and a stronger economy should lead to improved valuations in the senior-loan market.

Morgan Stanley Prime Income Trust
LETTER TO SHAREHOLDERS / / MARCH 31, 2002 CONTINUED

We will continue to monitor credit conditions carefully in the senior-loan sector in general and the credit quality of our portfolio in particular. In addition, we will continue to scrutinize the financial position of the Trust's borrowers and uphold our strict screening process for credit approval, both for the positions owned and for potential investments.

We appreciate your ongoing support of Morgan Stanley Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE          DATE        VALUE

--------------------------------------------------------------------------------------------

             Senior Collateralized Term Loans (a) (92.7%)
             ADVERTISING/MARKETING SERVICES (0.5%)
 $10,000     Adams Outdoor Advertising Ltd.......   5.40 - 7.25%    02/08/08  $   10,100,000
                                                                              --------------
             AEROSPACE & DEFENSE (2.1%)
   6,689     Alliant Techsystems Inc.............       6.75        04/20/09       6,765,623
  14,547     Avborne, Inc........................       7.50        06/30/05       9,091,806
   4,975     DRS Technologies Inc................    5.01 - 5.30    09/30/08       5,024,750
  12,702     The Fairchild Corporation...........    4.92 - 5.00    04/30/06      11,336,734
   5,698     United Defense Industries, Inc......       4.85        08/13/09       5,736,831
                                                                              --------------
                                                                                  37,955,744
                                                                              --------------
             AIR FREIGHT/COURIERS (1.4%)
   7,998     Erickson Air-Crane Co., L.L.C.......    5.73 - 7.25    12/31/04       7,437,853
     294     Evergreen International
              Aviation, Inc......................       5.96        05/31/02         270,985
   5,578     Evergreen International
              Aviation, Inc......................       5.99        05/07/03       5,145,854
   6,297     Evergreen International
              Aviation, Inc......................       5.88        05/02/04       5,808,739
   7,013     First Security Bank, National
              Association as Owner Trustee.......       5.96        05/07/03       6,469,638
                                                                              --------------
                                                                                  25,133,069
                                                                              --------------
             APPAREL/FOOTWEAR (1.1%)
  14,198     American Marketing
              Industries, Inc....................       7.50        11/29/02       7,098,892
   3,830     American Marketing
              Industries, Inc....................       7.50        11/30/03       1,914,805
   2,660     American Marketing
              Industries, Inc....................       7.50        11/30/04       1,330,106
   4,111     American Marketing
              Industries, Inc....................       7.50        11/30/05       2,055,672
   5,571     Arena Brands, Inc...................    9.00 - 9.50    06/01/02       5,497,056
   1,727     Arena Brands, Inc. (Revolver).......       9.00        06/01/02       1,700,546
                                                                              --------------
                                                                                  19,597,077
                                                                              --------------
             AUTO PARTS - O.E.M. (3.1%)
   9,800     Amcan Consolidated Technologies
              Corp...............................       6.31        03/28/07       9,359,000
   6,224     J.L. French Automotive
              Castings, Inc......................    5.35 - 5.38    10/21/06       5,384,086
  18,543     Metalync Co., LLC...................    6.44 - 8.25    11/28/08      17,654,003
  13,580     Polypore Inc........................    5.69 - 8.50    12/31/06      13,503,640
   2,243     Tenneco, Inc........................    5.88 - 5.94    11/04/07       2,088,844
   2,244     Tenneco, Inc........................    6.13 - 6.19    05/04/08       2,088,845
   9,090     Transportation Technologies
              Industries, Inc....................    5.91 - 5.99    03/31/07       8,089,643
                                                                              --------------
                                                                                  58,168,061
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE         DATE         VALUE

--------------------------------------------------------------------------------------------

             AUTOMOTIVE AFTERMARKET (0.4%)
 $ 7,794     Exide Corp..........................   7.10 - 7.47%    03/18/05  $    4,923,391
   2,050     Safelite Glass Corp.................    5.35 - 5.85    09/30/07       1,811,813
                                                                              --------------
                                                                                   6,735,204
                                                                              --------------
             BEVERAGES - NON-ALCOHOLIC (0.5%)
   9,168     The American Bottling Co............       5.00        10/07/07       9,214,897
                                                                              --------------
             BROADCAST/MEDIA (1.8%)
  20,000     Benedek Broadcasting Corp...........       8.50        11/20/07      19,037,600
   2,000     Cumulus Media Inc...................       4.94        03/28/10       1,997,080
   3,193     Nassau Broadcasting Partners I,
              LLC................................       9.25        12/04/07       3,105,355
  10,000     Susquehanna Media Co................    5.06 - 5.19    06/30/08      10,037,500
                                                                              --------------
                                                                                  34,177,535
                                                                              --------------
             CABLE/SATELLITE TV (5.5%)
   4,000     Century Cable Holdings, LLC.........       4.99        06/30/09       3,917,040
  20,000     Century Cable Holdings, LLC.........       4.64        12/31/09      19,585,200
  23,000     Charter Communications Operating,
              LLC................................       4.52        03/18/08      22,318,740
  10,000     Charter Communications Operating,
              LLC................................       4.48        09/18/08       9,707,500
   9,305     Classic Cable, Inc..................       7.00        01/31/08       7,467,564
  16,000     Insight Midwest Holdings, LLC.......       5.06        12/31/09      16,108,320
  10,000     MCC Iowa LLC........................    4.30 - 4.86    09/30/10      10,052,100
   7,500     RCN Corp............................       5.56        06/03/07       5,540,625
   6,500     Videotron Itee......................    4.65 - 4.67    12/01/09       6,516,250
                                                                              --------------
                                                                                 101,213,339
                                                                              --------------
             CASINO/GAMING (0.9%)
  10,000     Alliance Gaming Corp................       5.89        12/31/06      10,100,000
   2,547     Ameristar Casinos, Inc..............       5.69        12/20/06       2,575,459
   2,183     Ameristar Casinos, Inc..............       5.94        12/20/07       2,207,536
   1,432     Isle of Capri Casinos, Inc..........    5.15 - 5.24    03/02/06       1,436,933
   1,244     Isle of Capri Casinos, Inc..........       5.30        03/02/07       1,248,069
                                                                              --------------
                                                                                  17,567,997
                                                                              --------------
             CELLULAR TELEPHONE (4.4%)
   3,810     American Cellular Corp..............       4.88        03/31/08       3,451,943
   4,356     American Cellular Corp..............       5.13        03/31/09       3,946,958
  16,309     Centennial Puerto Rico Operating
              Corp...............................    4.90 - 5.05    05/31/07      12,510,583
  10,063     Centennial Puerto Rico Operating
              Corp...............................    5.16 - 5.47    11/30/07       7,758,617
   2,519     Dobson Operating Co., L.L.C.........       5.38        12/31/07       2,499,370
   7,576     Dobson Operating Co., L.L.C.........       4.90        03/31/08       7,480,794
  30,602     Microcell Connexions, Inc...........    5.30 - 5.51    03/01/06      25,570,694

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE         DATE         VALUE

--------------------------------------------------------------------------------------------

 $ 9,980     Rural Cellular Corp.................       5.11%       10/03/08  $    9,108,987
   9,980     Rural Cellular Corp.................       5.36        04/03/09       9,108,988
                                                                              --------------
                                                                                  81,436,934
                                                                              --------------
             CHEMICALS: MAJOR DIVERSIFIED (1.0%)
   7,406     Hercules Inc........................       5.16        11/15/05       7,454,094
   3,000     Huntsman Corp.......................       6.48        12/31/02       2,996,250
  10,000     Huntsman Corp.......................       5.38        12/31/05       8,100,000
                                                                              --------------
                                                                                  18,550,344
                                                                              --------------
             CHEMICALS: SPECIALTY (1.9%)
   6,964     Huntsman ICI Chemicals LLC..........    5.69 - 5.75    06/30/07       6,896,997
   6,964     Huntsman ICI Chemicals LLC..........       5.94        06/30/08       6,896,997
  11,940     ISP Chemco, Inc.....................    5.19 - 5.44    06/27/08      11,970,924
   9,315     RK Polymers LLC.....................    6.19 - 6.38    03/02/09       9,334,444
                                                                              --------------
                                                                                  35,099,362
                                                                              --------------
             COMPUTER PERIPHERALS (0.8%)
  14,775     Seagate Technology (US)
              Holdings, Inc......................       4.94        11/22/06      14,863,875
                                                                              --------------
             COMPUTER COMMUNICATIONS (1.1%)
  16,013     Acterna Corporation.................       6.05        09/30/07      11,209,193
   4,000     Lamar Media Corp....................       4.44        02/01/07       4,031,240
   5,000     Service Partners Holdings LLC.......       6.40        02/28/07       4,975,000
                                                                              --------------
                                                                                  20,215,433
                                                                              --------------
             COMPUTERS SOFTWARE AND SERVICES (0.3%)
   7,044     DecisionOne Corp....................    6.37 - 6.51    04/18/05       5,916,553
                                                                              --------------
             CONSTRUCTION MATERIALS (1.0%)
  11,534     Dayton Superior Corp................    5.13 - 5.50    06/01/08      11,519,176
   8,341     Onex ABCO Limited Partnership.......       6.40        11/15/05       7,632,022
                                                                              --------------
                                                                                  19,151,198
                                                                              --------------
             CONSUMER SUNDRIES (1.2%)
   8,050     Amscan Holdings, Inc................       4.56        12/31/04       7,647,295
   9,975     Mary Kay, Inc.......................    5.99 - 7.75    10/03/07      10,009,314
     961     World Kitchen, Inc. (Revolver)......    4.84 - 7.10    04/09/05         701,331
   5,520     World Kitchen, Inc..................    5.67 - 7.62    10/09/06       4,057,200
                                                                              --------------
                                                                                  22,415,140
                                                                              --------------
             CONSUMER/BUSINESS SERVICES (2.1%)
  14,610     Bridge Information Systems, Inc.
              (d)................................       7.75        05/29/05       1,702,727
  14,879     Buhrmann US Inc.....................       5.20        10/26/07      14,573,679
   5,000     InfoUSA, Inc........................       6.75        06/30/06       5,003,100
   5,000     Iron Mountain, Inc..................    4.22 - 4.69    02/08/06       5,038,550

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE         DATE         VALUE

--------------------------------------------------------------------------------------------

 $ 8,901     Prime Succession, Inc...............   6.00 - 7.75%    08/29/03  $    4,450,635
   8,211     Rose Hills Co.......................       4.94        12/01/03       8,005,531
                                                                              --------------
                                                                                  38,774,222
                                                                              --------------
             CONTAINERS/PACKAGING (3.6%)
   5,120     Crown Cork & Seal Co., Inc..........       6.37        08/04/02       5,107,200
   1,737     Graham Packaging Co.................       4.44        01/31/06       1,722,717
   8,067     Graham Packaging Co.................    4.69 - 4.75    01/31/07       7,919,371
   9,163     Greif Bros. Corp....................       5.12        02/28/08       9,215,398
   8,865     Impress Metal Packaging Holdings
              B.V................................       5.23        12/31/06       8,687,700
  14,000     LLS Corp............................       7.25        07/31/06       7,910,000
   4,579     Nexpak Corp.........................       5.73        12/31/05       3,983,760
   4,579     Nexpak Corp.........................       5.98        12/31/06       3,983,760
   6,821     Pliant Corp.........................       5.69        05/31/08       6,809,696
   4,912     Tekni-Plex, Inc.....................       5.31        06/21/08       4,914,562
   6,951     United States Can Co................       6.14        10/04/08       5,700,139
                                                                              --------------
                                                                                  65,954,303
                                                                              --------------
             DISCOUNT STORES (0.5%)
   9,936     Tuesday Morning Corp................       5.15        12/29/04       9,961,272
                                                                              --------------
             DIVERSIFIED - MANUFACTURING (0.8%)
  15,066     Dayco Products, LLC.................    4.97 - 5.41    05/31/07      15,047,247
                                                                              --------------
             DRUGSTORE CHAINS (1.0%)
  10,425     Duane Reade, Inc....................       4.38        02/15/07      10,471,152
   7,885     Rite Aid Corp.......................    5.63 - 5.69    06/27/05       7,715,832
                                                                              --------------
                                                                                  18,186,984
                                                                              --------------
             ELECTRIC UTILITIES (0.3%)
   6,117     Western Resources, Inc..............    4.62 - 4.65    03/17/03       6,087,062
                                                                              --------------
             ELECTRONIC COMPONENTS (0.8%)
   7,656     Details, Inc........................       5.91        04/22/05       7,196,180
   6,895     Knowles Electronics, Inc............    6.06 - 6.31    06/29/07       6,771,442
                                                                              --------------
                                                                                  13,967,622
                                                                              --------------
             ELECTRONIC PRODUCTION EQUIPMENT (0.2%)
   5,284     Telex Communications, Inc...........       6.90        11/06/04       4,491,798
                                                                              --------------
             ENTERTAINMENT & LEISURE (0.6%)
   9,975     Six Flags, Inc......................    4.88 - 4.92    09/30/05      10,062,281
                                                                              --------------
             ENVIRONMENTAL SERVICES (1.3%)
   6,858     Allied Waste Industries, Inc........    4.00 - 4.81    07/30/06       7,804,020
   9,838     Allied Waste Industries, Inc........    4.94 - 5.06    07/30/07       8,806,569

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE         DATE         VALUE

--------------------------------------------------------------------------------------------

 $ 4,753     Environmental Systems Products
              Holdings, Inc......................   5.87 - 6.05%    12/31/04  $    4,324,805
   3,521     Environmental Systems Products
              Holdings, Inc. (e).................    5.37 - 6.99    12/31/04       2,411,762
                                                                              --------------
                                                                                  23,347,156
                                                                              --------------
             FINANCE - COMMERCIAL (0.7%)
  14,736     Outsourcing Solutions Inc...........       5.83        06/10/06      13,705,344
                                                                              --------------
             FINANCE/RENTAL/LEASING (1.4%)
  29,455     NationsRent, Inc....................    6.44 - 7.25    07/20/06      16,715,514
   3,845     Rent-A-Center, Inc..................    3.86 - 4.15    01/31/06       3,819,937
   4,709     Rent-A-Center, Inc..................    4.10 - 4.32    01/31/07       4,678,364
                                                                              --------------
                                                                                  25,213,815
                                                                              --------------
             FINANCIAL PUBLISHING/SERVICES (0.3%)
   7,062     Merrill Communications LLC..........       9.25        11/23/07       6,214,904
                                                                              --------------
             FOOD RETAIL (0.9%)
  10,694     Big V Supermarkets, Inc. (d)........       10.63       08/10/03       8,822,269
   4,312     Big V Supermarkets, Inc. (d)........       10.88       11/10/03       3,557,687
   4,326     Winn-Dixie Stores, Inc..............       4.63        03/28/07       4,353,675
                                                                              --------------
                                                                                  16,733,631
                                                                              --------------
             FOOD & BEVERAGES (3.1%)
   5,409     Agrilink Foods, Inc.................    5.85 - 6.16    09/30/04       5,389,631
   2,475     Agrilink Foods, Inc.................       6.16        09/30/05       2,465,519
   6,573     Aurora Foods, Inc...................       5.60        06/30/05       6,485,601
   3,889     Aurora Foods, Inc. (Revolver).......    5.65 - 5.73    06/30/05       4,058,712
   6,824     Aurora Foods, Inc...................       6.10        09/30/06       6,777,225
   7,772     B&G Foods, Inc......................    5.52 - 5.55    03/03/06       7,760,169
   3,193     CP Kelco AICS & CP Kelco US.........       5.91        03/31/08       3,067,543
   1,064     CP Kelco AICS & CP Kelco US.........       6.30        09/30/08       1,022,030
  11,985     Dean Foods Co.......................       4.91        07/15/08      12,090,947
   7,042     Merisant Company....................       5.19        03/31/07       7,094,472
                                                                              --------------
                                                                                  56,211,849
                                                                              --------------
             HOME BUILDING (1.0%)
   3,313     Atrium Companies, Inc...............       5.11        06/30/05       3,244,484
   5,269     Atrium Companies, Inc...............    5.17 - 7.00    06/30/06       5,160,497
   9,775     Therma-Tru Holdings, Inc............       5.69        05/09/07       9,799,438
                                                                              --------------
                                                                                  18,204,419
                                                                              --------------
             HOSPITAL/NURSING MANAGEMENT (3.0%)
   6,549     Community Health Systems, Inc.......    4.85 - 4.91    12/31/03       6,582,163
   6,549     Community Health Systems, Inc.......    5.35 - 5.41    12/31/04       6,585,633
   2,834     Community Health Systems, Inc.......    5.60 - 5.66    12/31/05       2,853,035

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE         DATE         VALUE

--------------------------------------------------------------------------------------------

 $ 7,941     FHC Health Systems, Inc.............       4.87%       04/30/05  $    7,742,109
   7,941     FHC Health Systems, Inc.............       5.12        04/30/06       7,742,110
   9,980     Genesis Health Ventures, Inc........    5.37 - 5.93    10/02/06      10,008,525
   4,353     Interim Healthcare, Inc.............    5.87 - 8.00    09/30/06       3,286,342
   7,948     Triad Hospitals, Inc................       6.53        09/30/08       8,042,073
   1,769     Ventas Realty, Limited
              Partnership........................       5.16        12/31/05       1,770,906
                                                                              --------------
                                                                                  54,612,896
                                                                              --------------
             HOTELS/RESORTS/CRUISELINES (1.5%)
   6,590     Sunburst Hospitality Corp...........       6.16        12/31/05       6,573,739
   7,418     Wyndham International, Inc..........       6.69        06/30/04       6,957,043
  14,817     Wyndham International, Inc..........       6.69        06/30/06      13,858,145
                                                                              --------------
                                                                                  27,388,927
                                                                              --------------
             INDUSTRIAL MACHINERY (2.8%)
   4,909     Flowserve Corp......................    5.38 - 5.44    06/30/08       4,918,114
   8,210     Formax, Inc.........................    4.15 - 4.16    06/30/05       7,902,192
  11,071     Formica Corp........................       5.35        04/30/06       9,272,177
   4,875     Mueller Group, Inc..................    5.62 - 6.29    08/16/06       4,879,582
   4,875     Mueller Group, Inc..................    5.87 - 6.54    08/16/07       4,879,582
   3,930     Mueller Group, Inc..................    5.85 - 5.89    08/16/07       3,948,000
   4,801     SPX Corp............................    4.38 - 4.44    12/31/06       4,800,445
  11,838     SPX Corp............................       4.69        12/31/07      11,853,528
                                                                              --------------
                                                                                  52,453,620
                                                                              --------------
             INDUSTRIAL SPECIALTIES (2.2%)
  10,762     Advanced Glassfiber Yarns, LLC......       6.55        09/30/05       9,417,095
   3,412     Jet Plastica Industries, Inc........       5.44        12/31/02       2,644,425
   8,773     Jet Plastica Industries, Inc........       5.94        12/31/04       6,799,054
   2,043     Jet Plastica Industries, Inc.
              (Revolver).........................       5.94        12/31/04       2,094,595
   7,331     MetoKote Corp.......................       6.19        11/02/05       6,744,750
  13,827     Panolam Industries
              International, Inc. and Panolam
              Industries, Ltd....................    5.75 - 5.81    11/24/06      12,755,230
                                                                              --------------
                                                                                  40,455,149
                                                                              --------------
             MEDICAL SPECIALTIES (1.0%)
   5,918     Dade Behring, Inc...................       5.44        06/30/06       6,642,034
   5,918     Dade Behring, Inc...................       5.44        06/30/07       6,642,034
   9,591     Medical Specialties Group, Inc.
              (d)................................    9.00 - 9.75    09/30/01       4,172,046
                                                                              --------------
                                                                                  17,456,114
                                                                              --------------
             MEDICAL/NURSING SERVICES (0.4%)
   9,347     American Homepatient, Inc...........       5.44        12/31/02       7,313,687
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE         DATE         VALUE

--------------------------------------------------------------------------------------------

             MISCELLANEOUS COMMERCIAL SERVICES (0.4%)
 $ 9,800     Encompass Services Corp.............       5.66%       05/10/07  $    7,938,000
                                                                              --------------
             MISCELLANEOUS MANUFACTURING (1.4%)
   9,540     Citation Corp.......................       5.94        12/01/07       8,061,632
   1,500     Desa International, Inc.............       5.92        11/26/03       1,155,000
   6,074     Desa International, Inc.............       5.92        11/26/04       4,646,394
   5,640     Doskocil Manufacturing Co...........    6.41 - 7.25    09/30/04       4,991,872
  16,755     Insilco Technologies, Inc...........       6.35        08/25/07       6,719,964
                                                                              --------------
                                                                                  25,574,862
                                                                              --------------
             MOVIES/ENTERTAINMENT (0.6%)
   4,410     Panavision, Inc.....................    4.88 - 5.10    03/31/05       4,316,287
   6,905     United Artists Theatre Co...........       5.85        02/02/05       6,900,973
                                                                              --------------
                                                                                  11,217,260
                                                                              --------------
             MULTI-SECTOR COMPANIES (0.5%)
   8,952     Mafco Finance Corp..................       7.00        06/15/02       8,868,410
                                                                              --------------
             OFFICE EQUIPMENT/SUPPLIES (0.4%)
   6,635     Global Imaging Systems, Inc.........    5.13 - 5.34    06/30/06       6,634,948
                                                                              --------------
             OILFIELD SERVICES/EQUIPMENT (0.4%)
   8,368     US Synthetic Corp...................    5.41 - 5.48    05/31/05       7,950,000
                                                                              --------------
             OIL & GAS PIPELINES (0.7%)
   9,000     PMC (Novia Scotia) Co...............       4.16        05/05/06       9,045,000
   4,000     Plains Marketing, LP................    4.44 - 4.56    09/21/07       4,020,000
                                                                              --------------
                                                                                  13,065,000
                                                                              --------------
             OTHER CONSUMER SERVICES (0.8%)
   7,689     PCA International, Inc..............       5.62        08/25/05       6,727,778
   7,703     Volume - Services, Inc..............       6.38        12/03/06       7,655,333
                                                                              --------------
                                                                                  14,383,111
                                                                              --------------
             OTHER METALS/MINERALS (1.0%)
   9,632     Better Minerals & Aggregates
              Company............................    5.50 - 7.50    09/30/07       9,246,316
   7,445     CII Carbon, Inc.....................       5.02        06/25/08       5,956,087
   3,969     IMC Global, Inc.....................    5.50 - 5.81    11/17/06       3,991,358
                                                                              --------------
                                                                                  19,193,761
                                                                              --------------
             PHARMACEUTICALS: OTHER (0.8%)
   4,155     Alpharma, Inc.......................       5.30        10/02/07       3,999,689
   9,975     Merger Sub Corp.....................       6.17        09/30/08      10,006,122
                                                                              --------------
                                                                                  14,005,811
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE         DATE         VALUE

--------------------------------------------------------------------------------------------

             PRINTING/PUBLISHING (1.7%)
 $10,604     The Sheridan Group, Inc.............       4.88%       01/30/05  $   10,114,460
   3,975     Transwestern Publishing Co. Ltd.....    4.74 - 6.75    06/27/08       4,017,214
  19,589     Vertis, Inc.........................    6.19 - 6.81    12/07/08      17,532,483
                                                                              --------------
                                                                                  31,664,157
                                                                              --------------
             PUBLISHING: BOOKS/MAGAZINES (1.7%)
  10,697     Advanstar Communications, Inc.......       5.37        04/11/07      10,476,568
   9,925     American Media Operations, Inc......       7.12        04/01/07       9,998,197
   7,463     Primedia Inc........................    4.56 - 4.69    06/30/09       6,906,543
   5,373     Ziff Davis Media, Inc...............       9.75        03/31/07       4,325,677
                                                                              --------------
                                                                                  31,706,985
                                                                              --------------
             PUBLISHING: NEWSPAPERS (1.3%)
   4,230     21st Century Newspapers, Inc........    5.94 - 6.06    09/15/05       4,040,704
  19,800     CanWest Media, Inc..................    5.40 - 5.65    05/15/08      20,005,128
                                                                              --------------
                                                                                  24,045,832
                                                                              --------------
             PULP & PAPER (0.6%)
   7,253     Alabama Pine Pulp Co., Inc..........       5.90        06/30/03       3,626,482
   4,159     Alabama Pine Pulp Co., Inc. (e).....       6.11        06/30/05         228,760
   5,779     Alabama Pine Pulp Co., Inc. (e).....       0.00        12/31/08         317,864
   6,679     Alabama River Newsprint Co.
              (Participation: Toronto Dominion
              Bank) (c)..........................    3.94 - 4.06    12/31/02       6,345,314
                                                                              --------------
                                                                                  10,518,420
                                                                              --------------
             RECREATIONAL PRODUCTS/TOYS (1.1%)
   6,790     Ritvik Toys, Inc....................       6.16        02/08/03       6,416,765
   6,790     Ritvik Toys, Inc....................       6.16        02/08/04       6,416,765
     351     Spalding Holdings Corp..............       6.73        09/30/03         265,111
   5,406     Spalding Holdings Corp.
              (Revolver).........................    4.87 - 6.75    09/30/03       4,081,667
   1,828     Spalding Holdings Corp..............       5.37        09/30/04       1,379,966
   1,828     Spalding Holdings Corp..............       5.89        09/30/05       1,379,966
   1,052     Spalding Holdings Corp..............       6.37        03/30/06         794,488
                                                                              --------------
                                                                                  20,734,728
                                                                              --------------
             RETAIL - SPECIALTY (0.8%)
   8,427     HMV Media Group PLC.................       5.48        02/25/06       8,383,256
   5,806     HMV Media Group PLC.................       5.98        08/25/06       5,777,650
                                                                              --------------
                                                                                  14,160,906
                                                                              --------------
             SEMICONDUCTORS (1.4%)
   6,452     AMI Semiconductor, Inc..............    5.66 - 5.76    12/21/06       6,379,293

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE         DATE         VALUE

--------------------------------------------------------------------------------------------

 $ 9,925     Semiconductor Components Industries,
              LLC................................       6.06%       08/04/07  $    8,907,687
  11,800     Viasystems, Inc.....................    5.64 - 5.66    03/31/07      10,395,059
                                                                              --------------
                                                                                  25,682,039
                                                                              --------------
             SERVICES TO THE HEALTH INDUSTRY (1.7%)
   8,314     Alliance Imaging, Inc...............       4.75        11/02/07       8,357,821
   8,029     Alliance Imaging, Inc...............    4.75 - 5.06    11/02/08       8,070,611
   2,992     Insight Health Services
              Acquistion.........................       5.41        10/17/08       2,990,645
   2,945     Unilab Corp.........................       3.94        11/23/05       2,932,180
   9,592     Unilab Corp.........................       5.44        11/23/06       9,651,876
                                                                              --------------
                                                                                  32,003,133
                                                                              --------------
             SPECIALTY INSURANCE (0.2%)
   2,375     BRW Acquisition, Inc................       4.12        07/10/06       2,268,125
   2,375     BRW Acquisition, Inc................       4.37        07/10/07       2,268,125
                                                                              --------------
                                                                                   4,536,250
                                                                              --------------
             SPECIALTY STORES (2.2%)
   4,800     Caribbean Petroleum, LP (d).........       7.21        09/30/05       3,480,000
   2,230     Cumberland Farms, Inc.
              (Participation Merrill Lynch &
              Co., Inc.) (c).....................       7.75        12/31/03       2,213,049
   4,276     Petro Stopping Centers, L.P.........       5.66        07/23/06       4,254,695
   2,303     The Pantry, Inc.....................       5.39        01/31/04       2,256,335
  15,711     The Pantry, Inc.....................       5.89        07/31/06      15,482,789
  12,000     Travel Centers of America, Inc......    5.15 - 7.00    11/14/08      12,090,000
                                                                              --------------
                                                                                  39,776,868
                                                                              --------------
             SPECIALTY TELECOMMUNICATIONS (0.1%)
   2,000     Level 3 Communications, Inc.........       5.96        01/30/08       1,300,000
                                                                              --------------
             STEEL (0.7%)
  12,056     ISPAT Inland, L.P...................       5.60        07/16/05       6,690,833
  12,056     ISPAT Inland, L.P...................       5.60        07/16/06       6,690,833
                                                                              --------------
                                                                                  13,381,666
                                                                              --------------
             TELECOMMUNICATION EQUIPMENT (2.6%)
   5,500     American Tower, L.P., American
              Towers, Inc. and ATC
              Teleports, Inc.....................       4.72        12/31/07       5,040,970
   3,114     Channel Master, Inc.................    6.34 - 8.25    10/10/05       3,107,465
   7,000     Crown Castle Operating Co...........       4.76        03/15/08       6,886,250
  20,247     Pinnacle Towers, Inc................       5.91        06/30/07      18,804,463
  20,828     Superior Telecom, Inc...............       6.94        11/27/05      14,673,049
                                                                              --------------
                                                                                  48,512,197
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE         DATE         VALUE

--------------------------------------------------------------------------------------------

             TELECOMMUNICATIONS (4.7%)
 $12,500     360network holdings (USA) inc.
              (d)................................       8.25%       12/31/07  $    2,312,500
  10,526     Alaska Communications Systems
              Holdings, Inc......................       4.88        11/14/07      10,482,421
   9,474     Alaska Communications Systems
              Holdings, Inc......................       5.00        05/14/08       9,442,137
   7,372     Davel Financing Co., LLC (d)........       7.25        06/23/05         516,045
   7,356     Fairpoint Communications, Inc.......    5.75 - 6.38    03/31/06       7,200,058
  14,586     Fairpoint Communications, Inc.......    5.94 - 6.00    03/31/07      14,276,380
   4,954     Global Crossing Holdings, Ltd.
              (d)................................       6.91        06/30/06       1,106,510
  25,000     KMC Telecom, Inc....................       7.50        04/01/07      15,833,259
  17,000     McleodUSA Inc.......................       5.23        05/30/08      10,785,480
   5,000     Telecommunications Services Inc.....       6.59        12/31/06       4,756,250
  15,833     Teligent Inc. (d)...................       8.25        06/30/06         764,519
   3,167     Teligent Inc. (Revolver) (d)........       8.25        06/30/06         236,315
  10,000     WCI Capital Corp. (d)...............       8.25        09/30/07         208,300
   3,750     XO Communications, Inc..............       6.50        12/31/06       2,287,500
   2,500     XO Communications, Inc..............       7.00        06/30/07       1,531,250
   7,000     XO Communications, Inc.
              (Participation Goldman, Sachs &
              Co.) (c)...........................       7.00        06/30/07       4,287,500
                                                                              --------------
                                                                                  86,026,424
                                                                              --------------
             TEXTILES (0.8%)
   1,065     Joan Fabrics Corp...................       5.91        06/30/05         947,290
     550     Joan Fabrics Corp...................       6.31        06/30/06         489,344
  10,661     Polymer Group, Inc..................       9.25        12/20/05       9,824,563
   3,940     Polymer Group, Inc..................       9.50        12/30/06       3,666,170
                                                                              --------------
                                                                                  14,927,367
                                                                              --------------
             TOBACCO (0.5%)
   8,949     Commonwealth Brands, Inc............       5.44        12/31/04       8,971,170
                                                                              --------------
             TRANSPORTATION (0.9%)
   9,100     Allied Worldwide, Inc...............       5.89        11/18/07       8,834,213
   4,868     Quality Distribution, Inc...........    5.63 - 5.66    08/28/05       3,567,996
   4,173     Quality Distribution, Inc...........    5.88 - 5.91    02/28/06       4,162,663
                                                                              --------------
                                                                                  16,564,872
                                                                              --------------
             WIRELESS TELECOMMUNICATIONS (4.2%)
   5,879     Arch Paging, Inc. (d)...............       10.69       06/30/06         937,533
  21,250     Nextel Finance Co...................       5.31        06/30/08      18,023,613
  21,250     Nextel Finance Co...................       5.56        12/31/08      18,023,612
   2,500     Nextel Finance Co...................       4.94        03/31/09       2,081,250
  20,000     Nextel Partners Operating Corp......    6.65 - 6.80    01/29/08      17,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                              COUPON       MATURITY
THOUSANDS                                               RATE         DATE         VALUE

--------------------------------------------------------------------------------------------

 $10,000     Nextel Partners Operating Corp......       6.36%       07/29/08  $    8,916,700
  12,500     Western Wireless Corp...............    4.80 - 4.82    09/30/08      11,062,500
                                                                              --------------
                                                                                  76,845,208
                                                                              --------------
             Total Senior Collateralized Term Loans
              (COST $1,960,107,219).........................................   1,709,545,449
                                                                              --------------
             Senior Notes (0.5%)
             CABLE/SATELLITE TV (0.1%)
   9,563     Super Canal Holdings S.A. (d).......       11.25       12/12/02       2,390,867
                                                                              --------------
             CASINO/GAMING (0.3%)
   5,365     Harrah's Jazz Co. (e)...............       4.66        04/30/05       4,587,252
                                                                              --------------
             HOSPITAL/NURSING MANAGEMENT (0.1%)
   2,649     Genesis Health Ventures, Inc........       6.88        10/02/07       2,664,802
                                                                              --------------
             Total Senior Notes
              (COST $17,276,242)............................................       9,642,921
                                                                              --------------
             Corporate Bonds (0.2%)
             CHEMICALS: SPECIALTY (0.2%)
   1,388     Pioneer COS Inc.....................       5.40        12/31/06       1,014,804
   4,163     PCI Chemicals Canada................       10.00       12/31/08       3,184,922
                                                                              --------------
             Total Corporate Bonds
              (COST $12,608,172)............................................       4,199,726
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                           VALUE

--------------------------------------------------------------------------------------------

             Common Stocks (f) (1.3%)
             APPAREL/FOOTWEAR (0.0%)
  61,460     London Fog Industries, Inc. (Restricted) (b)...................  $      554,031
                                                                              --------------
             AUTOMOTIVE AFTERMARKET (0.0%)
 100,632     Safelite Glass Corp. (b).......................................          58,636
   6,793     Safelite Realty Corp. (b)......................................           3,958
                                                                              --------------
                                                                                      62,594
                                                                              --------------
             CHEMICALS: SPECIALTY (0.0%)
 269,227     Pioneer COS Inc................................................         772,681
                                                                              --------------
             DATA PROCESSING SERVICES (0.1%)
 186,430     DecisionOne Corp. (b)..........................................       1,414,286
                                                                              --------------
             ENVIRONMENTAL SERVICES (0.0%)
  19,445     Environmental Systems Products Holdings, Inc. (b)..............               2
                                                                              --------------
             FOREST PRODUCTS (0.1%)
 245,386     Tembec Inc.....................................................       1,932,476
                                                                              --------------
             HOSPITAL/NURSING MANAGEMENT (0.3%)
 335,539     Genesis Health Ventures, Inc...................................       6,106,810
                                                                              --------------
             MANAGED HEALTH CARE (0.0%)
 517,459     Interim Healthcare, Inc. (b)...................................         610,602
                                                                              --------------
             MISCELLANEOUS (0.6%)
 521,374     Washington Group...............................................       9,994,740
                                                                              --------------
             MOVIES/ENTERTAINMENT (0.2%)
 230,095     United Artists Theatre Co......................................       2,761,144
                                                                              --------------
             Total Common Stocks
              (COST $26,377,959)............................................      24,209,366
                                                                              --------------
             Non-Convertible Preferred Stock (b)(f) (0.0%)
             ENVIRONMENTAL SERVICES (0.0%)
   3,317     Environmental Systems Products Holdings, Inc. (e)..............          31,508
                                                                              --------------
             HOSPITAL/NURSING MANAGEMENT (0.0%)
   3,889     Genesis Health Ventures, Inc...................................         466,680
                                                                              --------------
             Total Non-Convertible Preferred Stocks
              (COST $389,443)...............................................         498,188
                                                                              --------------

NUMBER OF                                                         EXPIRATION
WARRANTS                                                             DATE
---------                                                         ----------

             Warrants (b)(f) (0.0%)
             AUTOMOTIVE AFTERMARKET (0.0%)
  24,761     Exide Corp.........................................  03/18/06..          55,712
                                                                              --------------
             TELECOMMUNICATIONS (0.0%)
   5,948     KMC Telecom Inc....................................  04/15/08..              59
                                                                              --------------
             Total Warrants
              (COST $307)...................................................          55,771
                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                               COUPON      MATURITY
THOUSANDS                                                RATE         DATE        VALUE

--------------------------------------------------------------------------------------------

             Short-Term Investments (5.3%)
             Commercial Paper (g)(h) (0.3%)
             FINANCE - CONSUMER
 $ 5,000     General Elecrtic Capital Corp.
              (COST $4,997,000)...................      1.80%       04/10/02  $    4,997,000
                                                                              --------------
             Repurchase Agreements (5.0%)
  68,207     Joint repurchase agreement account
             (dated 03/28/02; proceeds
             $68,221,670) (i)
             (COST $68,207,000)...................      1.936       04/01/02      68,207,000
  23,092     The Bank of New York (dated 03/28/02;
              proceeds $23,095,917) (j)
              (COST $23,091,748)..................       1.65       04/01/02      23,091,748
                                                                              --------------
             Total Repurchase Agreements
              (COST $91,298,748)............................................      91,298,748
                                                                              --------------
             Total Short-Term Investments
              (COST $96,295,748)............................................      96,295,748
                                                                              --------------

           Total Investments
            (COST $2,113,055,090) (k)........................      100.0%      1,844,447,169
           Other Assets in Excess of Liabilities.............        0.0              69,165
                                                                   -----      --------------
           Net Assets........................................      100.0%     $1,844,516,334
                                                                   =====      ==============

---------------------

 (A) FLOATING RATE SECURITIES. INTEREST RATES SHOWN ARE THOSE IN EFFECT AT MARCH 31, 2002.
 (B)  VALUED USING FAIR VALUE PROCEDURES - TOTAL AGGREGATE VALUE IS
      $3,195,474.
 (C) PARTICIPATION INTERESTS WERE ACQUIRED THROUGH THE FINANCIAL INSTITUTIONS INDICATED PARENTHETICALLY.
 (D)  NON-INCOME PRODUCING SECURITY; LOAN OR NOTE IN DEFAULT.
 (E)  PAYMENT-IN-KIND SECURITY.
 (F)  NON-INCOME PRODUCING SECURITIES.
 (G) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (H) ALL OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH UNFUNDED LOAN COMMITMENTS.
 (I)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (J) COLLATERALIZED BY $24,573,833 U.S. TREASURY NOTE 3.50% DUE 11/15/06 VALUED AT $23,553,629.
 (K) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $10,654,485 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $279,262,406, RESULTING IN NET UNREALIZED DEPRECIATION OF $268,607,921.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MARCH 31, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost $2,113,055,090)...    $1,844,447,169
Receivable for:
  Interest..................................................        12,957,635
  Shares of beneficial interest sold........................           609,801
  Investments sold..........................................            32,266
Prepaid expenses and other assets...........................         1,194,799
                                                                --------------
    Total Assets............................................     1,859,241,670
                                                                --------------
Liabilities:
Payable for:
  Investment advisory fee...................................         1,404,587
  Dividends to shareholders.................................           464,225
  Administration fee........................................           409,547
Payable to bank.............................................         6,083,999
Accrued expenses and other payables.........................         1,292,962
Deferred loan fees..........................................         5,070,016
Commitments and contingencies (Note 6)......................          --
                                                                --------------
    Total Liabilities.......................................        14,725,336
                                                                --------------
    Net Assets..............................................    $1,844,516,334
                                                                ==============
Composition of Net Assets:
Paid-in-capital.............................................     2,260,254,625
Net unrealized depreciation.................................      (268,607,921)
Accumulated undistributed net investment income.............         5,621,209
Accumulated net realized loss...............................      (152,751,579)
                                                                --------------
    Net Assets..............................................    $1,844,516,334
                                                                ==============
    Net Asset Value Per Share,
        216,675,321 shares outstanding (unlimited shares
       authorized of $.01 par value)........................    $         8.51
                                                                ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

Net Investment Income:
Interest Income.............................................    $ 67,132,583
                                                                ------------
Expenses
Investment advisory fee.....................................       8,708,648
Administration fee..........................................       2,544,547
Transfer agent fees and expenses............................         595,646
Professional fees...........................................         402,632
Registration fees...........................................         197,709
Shareholder reports and notices.............................         179,569
Custodian fees..............................................          42,098
Trustees' fees and expenses.................................           8,688
Other.......................................................         120,799
                                                                ------------
    Total Expenses..........................................      12,800,336

Less: expense offset........................................          (9,942)
                                                                ------------

    Net Expenses............................................      12,790,394
                                                                ------------

    Net Investment Income...................................      54,342,189
                                                                ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................     (82,634,344)
Net change in unrealized depreciation.......................      53,393,172
                                                                ------------
    Net Loss................................................     (29,241,172)
                                                                ------------

Net Increase................................................    $ 25,101,017
                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                                  FOR THE SIX          FOR THE YEAR
                                                                  MONTHS ENDED            ENDED
                                                                 MARCH 31, 2002     SEPTEMBER 30, 2001
                                                                ----------------    ------------------
                                                                  (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $   54,342,189       $  204,256,593
Net realized loss...........................................        (82,634,344)         (56,444,249)
Net change in unrealized depreciation.......................         53,393,172         (269,173,695)
                                                                 --------------       --------------

    Net Increase (Decrease).................................         25,101,017         (121,361,351)

Dividends to shareholders from net investment income........        (54,601,562)        (201,153,884)

Net decrease from transactions in shares of beneficial
 interest...................................................       (321,270,473)        (366,527,027)
                                                                 --------------       --------------

    Net Decrease............................................       (350,771,018)        (689,042,262)

Net Assets:
Beginning of period.........................................      2,195,287,352        2,884,329,614
                                                                 --------------       --------------

End of Period (Including accumulated undistributed net
 investment income of $5,621,209 and $5,880,582,
 respectively)..............................................     $1,844,516,334       $2,195,287,352
                                                                 ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Cash Flows
FOR THE SIX MONTHS ENDED MARCH 31 , 2002 (UNAUDITED)

Increase (Decrease) in Cash:
Cash Flows Provided by Operating Activities:
Net increase in net assets from operations..................    $  25,101,017
Adjustments to reconcile net increase in net assets from
 operations to net cash provided by operating activities:
  Purchases of investments..................................     (144,139,405)
  Principal repayments/sales of investments.................      428,586,881
  Net sales/maturities of short-term investments............       19,356,693
  Decrease in receivables and other assets related to
   operations...............................................        1,877,433
  Increase in payables related to operations................        5,807,041
  Net loan fees received....................................        1,955,735
  Amortization of loan fees.................................       (1,067,155)
  Accretion of discounts....................................         (531,165)
  Net realized loss on investments..........................       82,634,344
  Net unrealized appreciation on investments................      (53,393,172)
                                                                -------------

    Net Cash Provided By Operating Activities...............      366,188.247
                                                                -------------

Cash Flows Used for Financing Activities:
Shares of beneficial interest sold..........................       15,412,310
Shares tendered.............................................     (359,619,726)
Dividends from net investment income (net of reinvested
 dividends of $22,624,541)..................................      (29,456,081)
                                                                -------------

    Net Cash Used for Financing Activities..................     (373,663,497)
                                                                -------------

Net Decrease in Cash........................................       (7,475,250)
                                                                -------------

Cash Balance at Beginning of Year...........................        7,475,250
                                                                -------------

Cash Balance at End of Year.................................    $           0
                                                                =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are valued based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology. The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan's credit rating and interest rate, and comparing such information to Senior Loans in similar industries for which market information is available; (3) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (4) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a facility fee, which is a fee paid to lenders upon

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

origination of a Senior Loan and/or a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust amortizes the facility fee and accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Senior Loans -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

E. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding
$1.5 billion; 0.825% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.80% to the portion of daily net assets exceeding $2.5 billion, but not exceeding $3 billion; and 0.775% to the portion of daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the six months ended
March 31, 2002 aggregated $144,138,337 and $427,301,489, respectively.

Shares of the Trust are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the six months ended March 31, 2002, the Investment Advisor has informed the Trust that it received approximately $3,444,700 in early withdrawal charges.

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

Morgan Stanley Trust, an affiliate of the Investment Advisor, Administrator and Distributor, is the Trust's transfer agent. At March 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $51,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,150. At March 31, 2002, the Trust had an accrued pension liability of $55,888 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Federal Income Tax Status
At September 30, 2001, the Trust had a net capital loss carryover of approximately $12,924,000 of which $7,661,000 will be available through September 30, 2007 and $5,263,000 will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital loss of approximately $56,257,000 during fiscal 2001.

As of September 30, 2001, the Trust had temporary book/tax differences primarily attributable to post-October losses, tax adjustments on revolver loans and term loans held by the Trust and interest on loans in default.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                                   SHARES             AMOUNT
                                                                -------------    ----------------
Balance, September 30, 2000.................................     296,722,545      $2,948,052,125
Shares sold.................................................      28,998,963         273,888,233
Shares issued to shareholders for reinvestment of
 dividends..................................................       9,242,666          85,338,367
Shares tendered (four quarterly tender offers)..............     (80,321,553)       (725,753,627)
                                                                 -----------      --------------
Balance, September 30, 2001.................................     254,642,621       2,581,525,098
Shares sold.................................................       1,861,946          15,724,712
Shares issued to shareholders for reinvestment of
 dividends..................................................       2,681,997          22,624,541
Shares tendered (four quarterly tender offers)..............     (42,511,243)       (359,619,726)
                                                                 -----------      --------------
Balance, March 31, 2002.....................................     216,675,321      $2,260,254,625
                                                                 ===========      ==============

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

On April 25, 2002, the Trustees approved a tender offer to purchase up to 50 million shares of beneficial interest to commence on May 22, 2002.

6. Commitments and Contingencies
As of March 31, 2002, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                   UNFUNDED
BORROWER                                                          COMMITMENT
--------                                                        --------------
Arena Brands, Inc...........................................      $  355,917
Aurora Foods, Inc...........................................       1,152,291
Spalding Holdings Corp......................................         476,172
World Kitchen Consumer Products, Inc........................          39,272
                                                                  ----------
                                                                  $2,023,652
                                                                  ==========

The total value of securities segregated for unfunded loan commitments was $4,997,000.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8. Litigation
On November 14, 2001, an alleged class action lawsuit was filed on behalf of certain investors in Morgan Stanley Prime Income Trust alleging that, during the period from November 1, 1998 through April 26, 2001, the Trust, its investment advisor and a related entity, its administrator, certain of its officers, and certain of its Trustees violated certain provisions of the Securities Act of 1933 and common law by allegedly misstating the Trust's net asset value in its prospectus, registration statement and financial reports. Each of the defendants believes the lawsuit to be without merit and intends to vigorously contest the action.

Morgan Stanley Prime Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                         FOR THE SIX                      FOR THE YEAR ENDED SEPTEMBER 30,
                         MONTHS ENDED    -------------------------------------------------------------------
                        MARCH 31, 2002      2001          2000          1999          1998          1997
                        --------------   -----------   -----------   -----------   -----------   -----------
                         (UNAUDITED)
Selected Per Share
 Data:
Net asset value,
 beginning of period...   $     8.62     $     9.72    $     9.87    $     9.91    $     9.95    $     9.94
                          ----------     ----------    ----------    ----------    ----------    ----------
Income (loss) from
 investment operations:
  Net investment
   income..............         0.23           0.69          0.82          0.70          0.71          0.75
  Net realized and
   unrealized loss.....        (0.11)         (1.11)        (0.16)        (0.05)        (0.03)       -
                          ----------     ----------    ----------    ----------    ----------    ----------
Total income (loss)
 from investment
 operations............         0.12          (0.42)         0.66          0.65          0.68          0.75
                          ----------     ----------    ----------    ----------    ----------    ----------

Less dividends from net
 investment income.....        (0.23)         (0.68)        (0.81)        (0.69)        (0.72)        (0.74)
                          ----------     ----------    ----------    ----------    ----------    ----------

Net asset value, end of
 period................   $     8.51     $     8.62    $     9.72    $     9.87    $     9.91    $     9.95
                          ==========     ==========    ==========    ==========    ==========    ==========

Total Return+..........         1.40%(1)      (4.54)%        6.87%         6.72%         7.14%         7.78%

Ratios to Average Net
 Assets:
Expenses...............         1.26%(2)       1.20 %        1.21%         1.22%         1.29%         1.40%
Net investment
 income................         5.34%(2)       7.53 %        8.26%         7.02%         7.17%         7.53%
Supplemental Data:
Net assets, end of
 period, in
 thousands.............   $1,844,516     $2,195,287    $2,884,330    $2,513,959    $1,996,709    $1,344,603
Portfolio turnover
 rate..................            8%(1)         29 %          45%           44%           68%           86%

---------------------

          +             DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED
                        BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF
                        THE PERIOD.
                        DIVIDENDS AND DISTRIBUTIONS ARE ASSUMED TO BE REINVESTED AT
                        THE PRICES OBTAINED UNDER THE TRUST'S DIVIDEND REINVESTMENT
                        PLAN.
         (1)            NOT ANNUALIZED.
         (2)            ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Sheila A. Finnerty
Vice President

Peter Gewirtz
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020




The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                         38567RPT


[MORGAN STANLEY LOGO]


Morgan Stanley
Prime Income Trust


SEMIANNUAL REPORT
MARCH 31, 2002